CASH AND CASH EQUIVALENTS - Market Risks (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest rate risk [member] | Cash and Cash Equivalents [member]
Nature and extent of market risks
100bp increase	R 23.5	R 19.5
100bp decrease	(23.5)	(19.5)
Strengthening of the Rand against the US Dollar [member]
Nature and extent of market risks
Increased/(decreased) equity and profit/(loss)	(5.5)	(4.9)
Weakening of the Rand against the US Dollar [Member]
Nature and extent of market risks
Increased/(decreased) equity and profit/(loss)	R 5.5	R 4.9